Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Income Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class A
Trading Symbol	AIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.16	3.94	4.09
Class A (including sales charges)	2.03	2.94	3.59
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Income Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class C
Trading Symbol	RIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 176	1.71%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.37	3.17	3.32
Class C (including sales charges)	5.37	3.17	3.32
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Income Opportunities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.42	4.21	4.36
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Income Opportunities Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.50	4.27	4.43
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information .
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Income Opportunities Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CIOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.55	4.32	4.50
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Income Opportunities Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class S
Trading Symbol	CIODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of October 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 60 (a)	0.71% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 60	[1]
Expense Ratio, Percent	0.71%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.49	4.01	4.13
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 724,181,402
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 4,626,181
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. D
eriva
tives are excluded from the tables unless otherwise noted. The Fund's portfolio co
mposition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.